Commitments and Contingencies (Unconditional Purchase Commitments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 251.9
2017	92.4
2018	52.7
2019	38.7
2020	32.9
Thereafter	557.1
Total	$ 1,025.7